Share-Based Payments - Movement in Share Options (Details)	12 Months Ended
	Jun. 30, 2024 shares £ / shares	Jun. 30, 2023 shares £ / shares	Jun. 30, 2022 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options exercised during the year (in shares)	(572,195)	(771,327)
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	5,845	5,845	5,845
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	(5,845)	0	0
Options forfeited during the year (in shares)	0	0	0
Options expired during the year (in shares)	0
Options outstanding, ending balance (in shares)	0	5,845	5,845
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0.90	£ 0.90
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 24.63	£ 0	£ 0
Weighted average remaining contractual life	0 years	1 year	2 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	6,965	34,075	34,075
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	0	(27,110)	0
Options forfeited during the year (in shares)	0	0	0
Options expired during the year (in shares)	0
Options outstanding, ending balance (in shares)	6,965	6,965	34,075
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 0	£ 61.90	£ 0
Weighted average remaining contractual life	12 years	13 years	14 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	29,012	96,324	203,326
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	(3,325)	(64,312)	(107,002)
Options forfeited during the year (in shares)	0	(3,000)	0
Options expired during the year (in shares)	0
Options outstanding, ending balance (in shares)	25,687	29,012	96,324
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 21.48	£ 57.41	£ 117.25
Weighted average remaining contractual life	1 year	2 years	3 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	904,825	1,158,575	1,406,877
Options granted during the year (in shares)	1,782,074	536,814	300,940
Options exercised during the year (in shares)	(397,562)	(522,661)	(467,888)
Options forfeited during the year (in shares)	(697,665)	(267,903)	(81,354)
Options expired during the year (in shares)	0
Options outstanding, ending balance (in shares)	1,591,672	904,825	1,158,575
Weighted average exercise price (in gbp per share) | £ / shares	£ 0	£ 0	£ 0
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 39.72	£ 57.55	£ 130.10
Weighted average remaining contractual life	2 years	2 years	2 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	345,845	598,614	1,119,953
Options granted during the year (in shares)	0	0	0
Options exercised during the year (in shares)	(165,700)	(217,684)	(470,757)
Options forfeited during the year (in shares)	(14,859)	(35,085)	(50,582)
Options expired during the year (in shares)	(162,557)	0
Options outstanding, ending balance (in shares)	2,729	345,845	598,614
Weighted average exercise price (in gbp per share) | £ / shares	£ 39.70	£ 39.78	£ 35.70
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 55.94	£ 58.25	£ 111.89
Weighted average remaining contractual life	0 years	1 year	1 year
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning balance (in shares)	1,465,971	445,491	0
Options granted during the year (in shares)	1,666,502	1,212,215	504,443
Options exercised during the year (in shares)	(84)	0	0
Options forfeited during the year (in shares)	(434,725)	(191,735)	(58,952)
Options expired during the year (in shares)	0
Options outstanding, ending balance (in shares)	2,697,664	1,465,971	445,491
Weighted average exercise price (in gbp per share) | £ / shares	£ 49.87	£ 64.55	£ 102.41
Weighted average share price at exercise date (in gbp per share) | £ / shares	£ 56.18	£ 0	£ 0
Weighted average remaining contractual life	5 years	6 years	6 years